UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eden Capital Management Partners, L.P.
Address: 5051 Westheimer
         Suite 725
         Houston, Texas  77056

13F File Number:  28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam J. Newar
Title:     President
Phone:     713.807.1760

Signature, Place, and Date of Signing:

     Adam Newar     Houston, Texas     February 11, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $46,987 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1133    13123 SH       SOLE                    13123
ABBOTT LABS                    COM              002824100      811    16925 SH       SOLE                    16925
ADOBE SYS INC                  COM              00724F101     1604    52109 SH       SOLE                    52109
AMR CORP                       COM              001765106     1834   235460 SH       SOLE                   235460
CALGON CARBON CORP             COM              129603106      454    30000 SH       SOLE                    30000
CIT GROUP INC                  COM NEW          125581801      360     7634 SH       SOLE                     7634
CITY NATL CORP                 COM              178566105     1242    20248 SH       SOLE                    20248
CYTEC INDS INC                 COM              232820100     1320    24872 SH       SOLE                    24872
FASTENAL CO                    COM              311900104     1578    26347 SH       SOLE                    26347
FEI CO                         COM              30241L109      707    26754 SH       SOLE                    26754
GATX CORP                      COM              361448103      571    16182 SH       SOLE                    16182
GUESS INC                      COM              401617105     1767    37352 SH       SOLE                    37352
HARLEY DAVIDSON INC            COM              412822108     1856    53542 SH       SOLE                    53542
HEWLETT PACKARD CO             COM              428236103     1617    38400 SH       SOLE                    38400
INTERNATIONAL RECTIFIER CORP   COM              460254105      968    32600 SH       SOLE                    32600
J CREW GROUP INC               COM              46612H402     1915    44384 SH       SOLE                    44384
J CREW GROUP INC               COM              46612H402     1911    44300 SH  PUT  SOLE                    44300
KAYDON CORP                    COM              486587108     1220    29969 SH       SOLE                    29969
LANDSTAR SYS INC               COM              515098101     1761    43008 SH       SOLE                    43008
MANPOWER INC                   COM              56418H100      717    11429 SH       SOLE                    11429
NORDSTROM INC                  COM              655664100     1591    37538 SH       SOLE                    37538
NUCOR CORP                     COM              670346105      522    11920 SH       SOLE                    11920
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107     1563   120292 SH       SOLE                   120292
OWENS ILL INC                  COM NEW          690768403     1479    48166 SH       SOLE                    48166
PAYCHEX INC                    COM              704326107     1353    43771 SH       SOLE                    43771
QUEST DIAGNOSTICS INC          COM              74834L100      711    13176 SH       SOLE                    13176
ROBERT HALF INTL INC           COM              770323103      841    27476 SH       SOLE                    27476
RYDER SYS INC                  COM              783549108     1763    33500 SH       SOLE                    33500
SAKS INC                       COM              79377W108     1723   161057 SH       SOLE                   161057
SCHWAB CHARLES CORP NEW        COM              808513105      974    56933 SH       SOLE                    56933
SUNTRUST BKS INC               COM              867914103     1584    53693 SH       SOLE                    53693
TEMPLE INLAND INC              COM              879868107      986    46443 SH       SOLE                    46443
TIFFANY & CO NEW               COM              886547108     1888    30327 SH       SOLE                    30327
VALERO ENERGY CORP NEW         COM              91913Y100      347    15000 SH       SOLE                    15000
ZIMMER HLDGS INC               COM              98956P102     1632    30409 SH       SOLE                    30409
ZIONS BANCORPORATION           COM              989701107     2684   110779 SH       SOLE                   110779